******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02688
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Municipal Bond Fund, Inc.









===================== BLACKROCK HIGH YIELD MUNICIPAL FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= BLACKROCK MUNICIPAL INSURED FUND =======================


BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management
1.4   Elect Trustee Frank J. Fabozzi          For       For          Management




====================== BLACKROCK NATIONAL MUNICIPAL FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== BLACKROCK SHORT-TERM MUNICIPAL FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT